Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2022	$2,388,615	$(727,814)	$(29,421)	$1,631,380
Additions	2,794	—	—	2,794
Drydock costs	19,375	—	—	19,375
Disposals	(12,350)	12,350	—	—
Depreciation and impairment for the period (3)	—	(110,902)	(49,649)	(160,551)
Vessels, December 31, 2023	$2,398,434	$(826,366)	$(79,070)	$1,492,998
Additions (1)	126,106	—	—	126,106
Drydock costs	553	—	—	553
Disposals (2)	(103,537)	43,973	30,300	(29,264)
Depreciation and impairment for the period (3)	—	(111,817)	(16,384)	(128,201)
Vessels, December 31, 2024	$2,421,556	$(894,210)	$(65,154)	$1,462,192
(1)	On September 3, 2024 the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 31 AS, the company that owns and operates the Tuva Knutsen. This acquisition was accounted for as an acquisition of assets. See Note 24—Acquisitions.
(2)	On September 3, 2024 the Partnership sold to KNOT its 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne. This sales transaction was part of an asset swap. See footnote (1) above and see Note 19 (a)—Related Parties.
(3)	The carrying values of the Dan Sabia and the Dan Cisne were written down to their estimated fair values as of June 30, 2024 and 2023. See Note 21—Impairment of Long - Lived Assets.

Schedule of drydocking activity

(U.S. Dollars in thousands)	At December 31, 2024	At December 31, 2023
Balance at the beginning of the year	$40,587	$24,595
Costs incurred for drydocking	553	19,375
Costs re-allocated to drydocking due to change of contract	2,039	7,849
Costs allocated to drydocking as part of acquisition of asset	910	—
Drydock amortization as part of sale of asset	(1,490)	—
Drydock amortization	(13,938)	(11,232)
Balance at period end	$28,661	$40,587